Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-56350
Entity Registrant Name	GPL HOLDINGS, INC.
Entity Central Index Key	0001883083
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 Estudillo Avenue
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	San Leandro
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94577
Local Phone Number	(Address of Principal Executive Offices)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false